AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 17, 2022

File No. 033-42484

File No. 811-06400

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 359	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 360	/X/

THE ADVISORS’ INNER CIRCLE FUND

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

1-800-932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On December 2, 2022 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 359 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate December 2, 2022 as the new effective date for Post-Effective Amendment No. 355, which was filed with the Securities and Exchange Commission (the “SEC”) on July 12, 2022 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001398344-22-013273) for the purpose of introducing the Cambiar Aggressive Value ETF (the “Fund”), a series of The Advisors’ Inner Circle Fund. The effectiveness of Post-Effective Amendment No. 355 was previously delayed pursuant to Post-Effective Amendment No. 356, which was filed with the SEC on September 23, 2022 (Accession No. 0001398344-22-019051), Post-Effective Amendment No. 357, which was filed with the SEC on October 24, 2022 (Accession No. 0001398344-22-020646) and Post-Effective Amendment No. 358, which was filed with the SEC on November 4, 2022 (Accession No. 0001398344-22-021485).

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 355.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 355.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 355.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 359 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 17th day of November, 2022.

THE ADVISORS’ INNER CIRCLE FUND

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	November 17, 2022
Kathleen Gaffney

	*	Trustee	November 17, 2022
Joseph T. Grause, Jr.

	*	Trustee	November 17, 2022
Mitchell A. Johnson

	*	Trustee	November 17, 2022
N. Jeffrey Klauder

	*	Trustee	November 17, 2022
Betty L. Krikorian

	*	Trustee	November 17, 2022
Robert Mulhall

	*	Trustee	November 17, 2022
Robert A. Nesher

	*	Trustee	November 17, 2022
Bruce Speca

	*	Trustee	November 17, 2022
Monica Walker

	*	President	November 17, 2022
Michael Beattie

	*	Treasurer, Controller &	November 17, 2022
	Andrew Metzger	Chief Financial Officer

*By:	/s/ Matthew M. Maher
Matthew M. Maher
Attorney-in-Fact